UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Small Cap 600® Index Fund
(Institutional Class, Initial Class and Class L)
Semi-Annual Report
June 30, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2016
Sector	Percentage of Fund Investments
Financial	20.64%
Consumer, Non-cyclical	17.34
Industrial	15.93
Consumer, Cyclical	12.94
Technology	8.91
Communications	4.14
Basic Materials	4.13
Utilities	3.86
Energy	2.46
Short Term Investments	9.65
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,060.40	$1.28
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.26
Initial Class
Actual	$1,000.00	$1,058.40	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.02
Class L
Actual	$1,000.00	$1,057.30	$4.35
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.27
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class, 0.60% for the Initial Class and 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.48%
35,458	A Schulman Inc	$ 865,884
35,068	Aceto Corp	767,639
277,636	AK Steel Holding Corp(a)(b)	1,293,784
29,612	American Vanguard Corp(b)	447,437
37,953	Balchem Corp	2,263,897
59,592	Calgon Carbon Corp	783,635
59,449	Century Aluminum Co(a)(b)	376,312
215,955	Chemours Co(b)	1,779,469
20,425	Clearwater Paper Corp(a)	1,335,182
12,560	Deltic Timber Corp(b)	843,153
11,676	Hawkins Inc	506,855
60,004	HB Fuller Co	2,639,576
50,943	Ingevity Corp(a)	1,734,100
23,404	Innophos Holdings Inc	987,883
29,224	Innospec Inc	1,344,012
65,728	Intrepid Potash Inc(a)	94,648
21,403	Kaiser Aluminum Corp	1,935,045
23,882	Koppers Holdings Inc(a)	733,894
35,968	Kraton Performance Polymers Inc(a)	1,004,586
24,349	Materion Corp	602,881
19,979	Neenah Paper Inc	1,445,880
51,183	PH Glatfelter Co	1,001,140
15,688	Quaker Chemical Corp(b)	1,399,370
49,646	Rayonier Advanced Materials Inc	674,689
36,876	Schweitzer-Mauduit International Inc	1,300,985
22,273	Stepan Co	1,325,912
146,840	Stillwater Mining Co(a)	1,741,522
75,827	US Silica Holdings Inc	2,613,757
		33,843,127
Communications — 4.50%
106,807	8x8 Inc(a)	1,560,450
60,076	ADTRAN Inc	1,120,417
12,728	ATN International Inc	990,366
17,338	Black Box Corp	226,781
47,430	Blucora Inc(a)	491,375
13,631	Blue Nile Inc	373,217
43,257	CalAmp Corp(a)	640,636
251,439	Cincinnati Bell Inc(a)	1,149,076
48,916	Cogent Communications Holdings Inc	1,959,575
28,013	Comtech Telecommunications Corp	359,687
59,519	Consolidated Communications Holdings Inc(b)	1,621,298
48,216	DHI Group Inc(a)	300,386
6,759	ePlus Inc(a)	552,819
62,730	EW Scripps Co Class A(a)	993,643
21,243	FTD Cos Inc(a)	530,225
137,898	Gannett Co Inc	1,904,371
36,743	General Communication Inc Class A(a)	580,539
100,364	Harmonic Inc(a)	286,037
57,764	Harte-Hanks Inc	91,845
29,684	HealthStream Inc(a)	787,220
Shares		Fair Value
Communications — (continued)
41,555	Inteliquent Inc	$ 826,529
96,529	Iridium Communications Inc(a)(b)	857,177
75,885	Ixia (a)	745,191
26,830	Liquidity Services Inc(a)	210,347
30,234	LogMeIn Inc(a)	1,917,743
27,337	Lumos Networks Corp(a)	330,778
38,602	NETGEAR Inc(a)	1,835,139
71,704	NIC Inc	1,573,186
43,096	Perficient Inc(a)	875,280
40,855	QuinStreet Inc(a)	145,035
32,356	Scholastic Corp	1,281,621
22,812	Shutterstock Inc(a)	1,044,790
22,983	Sizmek Inc(a)	52,631
24,266	Spok Holdings Inc	465,058
18,750	Stamps.com Inc(a)(b)	1,639,125
36,690	VASCO Data Security International Inc(a)(b)	601,349
278,807	Viavi Solutions Inc(a)	1,848,490
40,550	World Wrestling Entertainment Inc Class A(b)	746,525
27,062	XO Group Inc(a)	471,691
		33,987,648
Consumer, Cyclical — 14.04%
15,394	Allegiant Travel Co	2,332,191
91,503	American Axle & Manufacturing Holdings Inc(a)	1,324,963
16,137	American Woodmark Corp(a)	1,071,174
34,103	Anixter International Inc(a)	1,817,008
15,121	Arctic Cat Inc(b)	257,057
26,626	Asbury Automotive Group Inc(a)	1,404,255
47,961	Barnes & Noble Education Inc(a)	486,804
73,147	Barnes & Noble Inc	830,219
105,346	Belmond Ltd Class A(a)	1,042,925
21,984	Big 5 Sporting Goods Corp	203,792
1,219	Biglari Holdings Inc(a)	491,672
23,263	BJ's Restaurants Inc(a)	1,019,617
23,326	Bob Evans Farms Inc	885,222
95,653	Boyd Gaming Corp(a)	1,760,015
32,632	Buckle Inc(b)	848,106
51,374	Caleres Inc	1,243,765
112,167	Callaway Golf Co	1,145,225
28,742	Cash America International Inc	1,224,984
30,932	Cato Corp Class A	1,166,755
10,000	Cavco Industries Inc(a)	937,000
22,478	Children's Place Inc	1,802,286
19,697	Chuy's Holdings Inc(a)(b)	681,713
54,980	Core-Mark Holding Co Inc	2,576,363
87,675	Crocs Inc(a)	988,974
45,150	Daktronics Inc(b)	282,188
19,829	DineEquity Inc	1,681,103
36,390	Dorman Products Inc(a)(b)	2,081,508
21,385	DTS Inc(a)	565,633
44,443	Essendant Inc	1,358,178
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
30,970	Ethan Allen Interiors Inc(b)	$ 1,023,249
81,739	Express Inc(a)	1,186,033
61,463	EZCORP Inc Class A(a)	464,660
52,004	Finish Line Inc Class A	1,049,961
33,633	First Cash Financial Services Inc	1,726,382
64,725	Five Below Inc(a)(b)	3,003,887
50,489	Francesca's Holdings Corp(a)	557,903
42,339	Fred's Inc Class A	682,081
23,672	G&K Services Inc Class A	1,812,565
47,599	G-III Apparel Group Ltd(a)	2,176,226
43,215	Gentherm Inc(a)	1,480,114
25,361	Genesco Inc(a)	1,630,966
24,920	Group 1 Automotive Inc	1,230,051
23,784	Haverty Furniture Cos Inc	428,826
56,394	Hawaiian Holdings Inc(a)	2,140,716
27,268	Hibbett Sports Inc(a)(b)	948,654
59,115	Iconix Brand Group Inc(a)(b)	399,617
20,322	Installed Building Products Inc(a)	737,485
77,472	Interface Inc	1,181,448
133,707	Interval Leisure Group Inc	2,125,941
33,265	iRobot Corp(a)(b)	1,166,936
16,633	Kirkland's Inc(a)	244,172
72,832	Krispy Kreme Doughnuts Inc(a)	1,526,559
60,451	La-Z-Boy Inc	1,681,747
27,869	Lithia Motors Inc Class A	1,980,650
33,214	Lumber Liquidators Holdings Inc(a)(b)	512,160
29,987	M/I Homes Inc(a)	564,655
22,289	Marcus Corp	470,298
29,383	MarineMax Inc(a)	498,630
29,315	Marriott Vacations Worldwide Corp	2,007,784
47,150	MDC Holdings Inc	1,147,631
44,540	Meritage Homes Corp(a)	1,672,032
53,076	Mobile Mini Inc	1,838,553
12,002	Monarch Casino & Resort Inc(a)	263,684
21,983	Motorcar Parts of America Inc(a)	597,498
19,381	Movado Group Inc	420,180
20,097	Outerwall Inc(b)	844,074
17,789	Oxford Industries Inc	1,007,213
33,288	Papa John's International Inc(b)	2,263,584
14,012	Perry Ellis International Inc(a)	281,921
23,485	PetMed Express Inc(b)	440,579
26,144	Popeyes Louisiana Kitchen Inc(a)	1,428,508
15,973	Red Robin Gourmet Burgers Inc(a)	757,599
44,658	Regis Corp(a)	555,992
73,500	Ruby Tuesday Inc(a)	265,335
41,841	Ruth's Hospitality Group Inc	667,364
31,628	ScanSource Inc(a)	1,173,715
60,629	Scientific Games Corp Class A(a)	557,181
55,564	Select Comfort Corp(a)	1,187,958
61,040	SkyWest Inc	1,615,118
34,360	Sonic Automotive Inc Class A	587,900
Shares		Fair Value
Consumer, Cyclical — (continued)
58,271	Sonic Corp(b)	$ 1,576,231
36,938	Stage Stores Inc(b)	180,257
23,889	Standard Motor Products Inc	950,304
33,888	Stein Mart Inc	261,615
66,030	Steven Madden Ltd(a)	2,256,905
27,238	Superior Industries International Inc	729,434
57,060	Tailored Brands Inc(b)	722,380
50,224	Titan International Inc(b)	311,389
57,255	Tuesday Morning Corp(a)	401,930
18,385	Unifi Inc(a)	500,624
18,147	UniFirst Corp	2,099,971
17,715	Universal Electronics Inc(a)	1,280,440
23,664	Vera Bradley Inc(a)	335,319
9,710	Veritiv Corp(a)	364,902
29,227	Vitamin Shoppe Inc(a)(b)	893,469
21,489	VOXX International Corp(a)	59,954
32,036	Winnebago Industries Inc(b)	734,265
118,536	Wolverine World Wide Inc	2,408,652
23,895	Zumiez Inc(a)(b)	341,937
		106,134,648
Consumer, Non-Cyclical — 18.80%
26,016	Abaxis Inc	1,228,736
66,455	ABM Industries Inc	2,424,278
54,516	Acorda Therapeutics Inc(a)	1,390,431
16,091	Adeptus Health Inc Class A(a)(b)	831,261
41,232	Air Methods Corp(a)	1,477,343
32,774	Albany Molecular Research Inc(a)(b)	440,483
10,641	Almost Family Inc(a)	453,413
41,969	AMAG Pharmaceuticals Inc(a)(b)	1,003,898
33,708	Amedisys Inc(a)	1,701,580
19,114	American Public Education Inc(a)	537,103
56,862	AMN Healthcare Services Inc(a)	2,272,774
15,166	Analogic Corp	1,204,787
32,251	Andersons Inc	1,146,201
31,244	AngioDynamics Inc(a)	448,976
8,665	ANI Pharmaceuticals Inc(a)(b)	483,680
16,909	Anika Therapeutics Inc(a)	907,168
74,799	B&G Foods Inc(b)	3,605,312
58,120	Brink's Co	1,655,839
17,686	Calavo Growers Inc	1,184,962
37,403	Cal-Maine Foods Inc(b)	1,657,701
37,847	Cambrex Corp(a)	1,957,825
42,539	Cantel Medical Corp	2,923,705
12,598	Capella Education Co	663,159
53,730	Cardtronics Inc(a)	2,138,991
82,271	Career Education Corp(a)	489,512
14,848	CDI Corp	90,573
12,145	Central Garden & Pet Co(a)(b)	277,270
40,144	Central Garden & Pet Co Class A(a)	871,526
19,879	Chemed Corp	2,709,706
30,760	CONMED Corp	1,468,175
12,451	CorVel Corp(a)	537,634
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
38,374	Cross Country Healthcare Inc(a)	$ 534,166
31,288	CryoLife Inc	369,511
28,152	Cynosure Inc Class A(a)	1,369,454
194,879	Darling Ingredients Inc(a)	2,903,697
72,876	Depomed Inc(a)(b)	1,429,827
43,331	Diplomat Pharmacy Inc(a)(b)	1,516,585
37,493	Emergent BioSolutions Inc(a)	1,054,303
16,117	Enanta Pharmaceuticals Inc(a)(b)	355,380
56,908	Ensign Group Inc	1,195,637
47,252	ExamWorks Group Inc(a)	1,646,732
11,749	Forrester Research Inc	433,068
30,178	Greatbatch Inc(a)	933,406
53,076	Green Dot Corp Class A(a)	1,220,217
60,425	Haemonetics Corp(a)	1,751,721
86,578	Healthcare Services Group Inc	3,582,598
41,333	HealthEquity Inc(a)	1,255,903
35,712	Healthways Inc(a)	412,474
20,325	Heidrick & Struggles International Inc	343,086
99,396	HMS Holdings Corp(a)	1,750,364
17,261	ICU Medical Inc(a)	1,946,178
82,853	Impax Laboratories Inc(a)	2,387,823
17,395	Inogen Inc(a)	871,663
19,408	Insperity Inc	1,498,880
34,277	Integra LifeSciences Holdings Corp(a)(b)	2,734,619
19,801	Inter Parfums Inc	565,715
38,718	Invacare Corp	469,649
17,552	J&J Snack Foods Corp	2,093,427
36,175	Kelly Services Inc Class A	686,240
100,051	Kindred Healthcare Inc	1,129,576
68,096	Korn/Ferry International	1,409,587
11,179	Landauer Inc	460,128
33,901	Lannett Co Inc(a)(b)	806,505
8,432	Lendingtree Inc(a)(b)	744,799
15,091	LHC Group Inc(a)	653,138
22,626	Ligand Pharmaceuticals Inc(a)(b)	2,698,603
46,498	Luminex Corp(a)	940,655
29,708	Magellan Health Inc(a)	1,953,895
52,975	Masimo Corp(a)	2,781,982
38,257	Matthews International Corp Class A	2,128,619
82,406	Medicines Co(a)(b)	2,771,314
10,927	Medifast Inc	363,541
51,473	Meridian Bioscience Inc	1,003,723
52,467	Merit Medical Systems Inc(a)	1,040,421
117,313	MiMedx Group Inc(a)(b)	936,158
74,168	Momenta Pharmaceuticals Inc(a)	801,014
38,198	Monro Muffler Brake Inc	2,427,865
105,207	Monster Worldwide Inc(a)	251,445
39,997	Natus Medical Inc(a)	1,511,887
58,342	Navigant Consulting Inc(a)	942,223
161,519	Nektar Therapeutics(a)(b)	2,298,415
44,500	Neogen Corp(a)	2,503,125
35,391	Nutrisystem Inc	897,516
59,548	NuVasive Inc(a)	3,556,207
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
56,902	On Assignment Inc(a)	$ 2,102,529
35,951	PharMerica Corp(a)	886,552
21,209	Phibro Animal Health Corp Class A(b)	395,760
14,685	Providence Service Corp(a)	659,063
33,803	Quorum Health Corp(a)	362,030
65,053	Rent-A-Center Inc	798,851
39,064	Repligen Corp(a)	1,068,791
44,451	Resources Connection Inc	656,986
29,627	Sagent Pharmaceuticals Inc(a)	443,812
23,604	Sanderson Farms Inc(b)	2,045,051
58,560	SciClone Pharmaceuticals Inc(a)	764,794
126,444	Select Medical Holdings Corp(a)	1,374,446
7,412	Seneca Foods Corp Class A(a)	268,388
44,178	SpartanNash Co	1,350,963
72,602	Spectrum Pharmaceuticals Inc(a)	476,995
12,779	Strayer Education Inc(a)	627,832
40,721	Supernus Pharmaceuticals Inc(a)	829,487
32,213	Surgical Care Affiliates Inc(a)	1,535,594
14,480	SurModics Inc(a)	339,990
36,454	Team Inc(a)	905,153
49,492	TrueBlue Inc(a)	936,389
66,013	Tumi Holdings Inc(a)	1,765,188
27,053	Universal Corp(b)	1,562,040
22,653	Universal Technical Institute Inc	51,196
15,033	US Physical Therapy Inc	905,137
20,917	Vascular Solutions Inc(a)	871,402
23,566	Viad Corp	730,546
15,930	WD-40 Co(b)	1,870,978
38,660	Zeltiq Aesthetics Inc(a)(b)	1,056,578
		142,151,187
Energy — 2.67%
84,451	Archrock Inc	795,528
70,351	Atwood Oceanics Inc(b)	880,794
50,686	Basic Energy Services Inc(a)(b)	85,152
60,965	Bill Barrett Corp(a)(b)	389,566
43,324	Bonanza Creek Energy Inc(a)(b)	87,081
41,333	Bristow Group Inc(b)	471,610
22,407	CARBO Ceramics Inc	293,532
64,483	Carrizo Oil & Gas Inc(a)(b)	2,311,716
65,487	Cloud Peak Energy Inc(a)	134,903
21,462	Contango Oil & Gas Co(a)	262,695
22,255	Era Group Inc(a)	209,197
43,746	Exterran Corp(a)	562,136
65,435	Flotek Industries Inc(a)(b)	863,742
27,390	FutureFuel Corp	298,003
15,915	Geospace Technologies Corp(a)	260,529
42,443	Green Plains Inc	836,976
15,971	Gulf Island Fabrication Inc	110,839
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Energy — (continued)
28,781	Gulfmark Offshore Inc Class A(a)(b)	$ 90,085
120,496	Helix Energy Solutions Group Inc(a)	814,553
32,497	Matrix Service Co(a)	535,876
102,986	Newpark Resources Inc(a)	596,289
61,439	Northern Oil & Gas Inc(a)(b)	283,848
55,309	PDC Energy Inc(a)	3,186,351
75,241	Pioneer Energy Services Corp(a)	346,109
6,581	REX American Resources Corp(a)	393,741
18,827	SEACOR Holdings Inc(a)(b)	1,091,025
78,157	SunCoke Energy Inc	454,874
230,593	Synergy Resources Corp(a)(b)	1,535,749
55,251	Tesco Corp	369,629
107,944	TETRA Technologies Inc(a)	687,603
60,551	Unit Corp(a)	942,174
		20,181,905
Financial — 22.39%
85,506	Acadia Realty Trust REIT	3,037,173
28,226	Agree Realty Corp REIT	1,361,622
46,980	American Assets Trust Inc REIT	1,993,831
99,146	American Equity Investment Life Holding Co	1,412,830
33,281	Ameris Bancorp	988,446
22,842	AMERISAFE Inc	1,398,387
110,378	Astoria Financial Corp(b)	1,692,095
59,560	Banc of California Inc	1,078,036
48,674	Bank Mutual Corp	373,816
24,336	Banner Corp	1,035,253
95,840	BBCN Bancorp Inc	1,429,933
67,453	BofI Holding Inc(a)(b)	1,194,593
98,959	Boston Private Financial Holdings Inc	1,165,737
85,218	Brookline Bancorp Inc	939,955
19,173	Calamos Asset Management Inc Class A	140,155
112,828	Capstead Mortgage Corp REIT(b)	1,094,432
38,869	Cardinal Financial Corp	852,786
69,155	CareTrust Inc REIT	952,956
87,848	Cedar Realty Trust Inc REIT	652,711
36,619	Central Pacific Financial Corp	864,208
71,456	Chesapeake Lodging Trust REIT	1,661,352
17,857	City Holding Co	811,958
69,614	Columbia Banking System Inc	1,953,369
52,145	Community Bank System Inc	2,142,638
36,436	CoreSite Realty Corp REIT(b)	3,231,509
241,614	Cousins Properties Inc REIT	2,512,786
30,034	Customers Bancorp Inc(a)	754,754
117,557	CVB Financial Corp(b)	1,926,759
238,343	DiamondRock Hospitality Co REIT	2,152,237
36,924	Dime Community Bancshares Inc	628,077
Shares		Fair Value
Financial — (continued)
38,197	EastGroup Properties Inc REIT	$ 2,632,537
21,399	eHealth Inc(a)	300,014
38,509	Employers Holdings Inc	1,117,531
28,155	Encore Capital Group Inc(a)(b)	662,487
29,254	Enova International Inc(a)	215,309
47,158	Evercore Partners Inc Class A	2,083,912
62,501	Financial Engines Inc(b)	1,616,901
142,552	First BanCorp(a)	565,931
106,505	First Commonwealth Financial Corp	979,846
74,298	First Financial Bancorp	1,445,096
78,399	First Financial Bankshares Inc(b)	2,570,703
97,114	First Midwest Bancorp Inc	1,705,322
20,477	First NBC Bank Holding Co(a)	343,809
41,316	Forestar Group Inc(a)	491,247
63,289	Four Corners Property Trust Inc REIT	1,303,121
105,048	Franklin Street Properties Corp REIT	1,288,939
87,479	GEO Group Inc REIT	2,990,032
31,650	Getty Realty Corp REIT	678,892
90,350	Glacier Bancorp Inc	2,401,503
84,752	Government Properties Income Trust REIT(b)	1,954,381
70,367	Great Western Bancorp Inc	2,219,375
33,318	Greenhill & Co Inc	536,420
38,555	Hanmi Financial Corp	905,657
10,999	HCI Group Inc(b)	300,053
40,588	HFF Inc Class A	1,172,181
146,536	Home BancShares Inc	2,899,947
48,954	Horace Mann Educators Corp	1,654,156
31,327	Independent Bank Corp	1,431,644
13,030	Infinity Property & Casualty Corp	1,051,000
69,084	Interactive Brokers Group Inc Class A(b)	2,445,574
18,914	International FCStone Inc(a)	516,163
39,283	Investment Technology Group Inc	656,812
98,965	Kite Realty Group Trust REIT	2,773,989
52,895	LegacyTexas Financial Group Inc	1,423,404
251,483	Lexington Realty Trust REIT	2,542,493
45,288	LTC Properties Inc REIT	2,342,748
82,446	MB Financial Inc	2,991,141
13,408	Navigators Group Inc	1,233,134
52,378	NBT Bancorp Inc	1,499,582
47,485	Northfield Bancorp Inc	704,203
122,528	Northwest Bancshares Inc	1,817,090
52,438	OFG Bancorp	435,235
162,554	Old National Bancorp	2,036,802
21,547	Opus Bank	728,289
46,690	Oritani Financial Corp	746,573
98,213	Parkway Properties Inc REIT	1,643,103
83,308	Pennsylvania REIT(b)	1,786,957
46,237	Pinnacle Financial Partners Inc	2,258,677
17,285	Piper Jaffray Cos(a)	651,645
55,514	PRA Group Inc(a)(b)	1,340,108
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
63,682	ProAssurance Corp	$ 3,410,171
70,565	Provident Financial Services Inc	1,385,897
23,112	PS Business Parks Inc REIT	2,451,721
21,139	RE/MAX Holdings Inc Class A	851,056
120,150	Retail Opportunity Investments Corp REIT	2,603,650
44,962	RLI Corp	3,092,486
42,578	S&T Bancorp Inc	1,041,032
77,644	Sabra Health Care Inc REIT	1,602,184
16,568	Safety Insurance Group Inc	1,020,257
13,204	Saul Centers Inc REIT	814,819
68,365	Selective Insurance Group Inc	2,612,227
25,735	ServisFirst Bancshares Inc(b)	1,271,052
33,992	Simmons First National Corp Class A	1,569,921
28,320	Southside Bancshares Inc	875,654
142,580	Sterling Bancorp	2,238,506
26,989	Stewart Information Services Corp	1,117,614
102,512	Summit Hotel Properties Inc REIT	1,357,259
76,477	Talmer Bancorp Inc Class A	1,466,064
55,298	Texas Capital Bancshares Inc(a)	2,585,734
14,545	Tompkins Financial Corp	945,425
115,936	TrustCo Bank Corp NY	743,150
49,958	UMB Financial Corp	2,658,265
76,817	United Bankshares Inc(b)	2,881,406
84,251	United Community Banks Inc	1,540,951
25,299	United Fire Group Inc	1,073,437
21,954	United Insurance Holdings Corp	359,607
14,715	Universal Health Realty Income Trust REIT	841,404
38,931	Universal Insurance Holdings Inc	723,338
32,250	Urstadt Biddle Properties Inc REIT Class A	799,155
7,138	Virtus Investment Partners Inc(b)	508,083
42,705	WageWorks Inc(a)	2,554,186
32,674	Walker & Dunlop Inc(a)	744,314
30,749	Westamerica Bancorporation(b)	1,514,696
85,695	Wilshire Bancorp Inc	892,942
61,539	Wintrust Financial Corp	3,138,489
10,265	World Acceptance Corp(a)	468,084
		169,280,298
Industrial — 17.27%
47,002	AAON Inc	1,293,025
39,907	AAR Corp	931,429
69,953	Actuant Corp Class A	1,581,637
47,996	Advanced Energy Industries Inc(a)	1,821,928
42,325	Aegion Corp(a)	825,761
76,849	Aerojet Rocketdyne Holdings Inc(a)(b)	1,404,800
24,255	Aerovironment Inc(a)	674,289
11,372	Alamo Group Inc	750,211
Shares		Fair Value
Industrial — (continued)
33,980	Albany International Corp Class A	$ 1,356,821
8,621	American Science & Engineering Inc	322,512
35,018	Apogee Enterprises Inc	1,623,084
46,655	Applied Industrial Technologies Inc	2,106,007
29,017	ArcBest Corp	471,526
22,437	Astec Industries Inc	1,259,838
29,405	Atlas Air Worldwide Holdings Inc(a)	1,217,955
30,735	AZZ Inc	1,843,485
17,727	Badger Meter Inc	1,294,603
60,873	Barnes Group Inc	2,016,114
9,315	Bel Fuse Inc Class B	165,621
59,473	Benchmark Electronics Inc(a)	1,257,854
47,709	Boise Cascade Co(a)	1,094,922
55,193	Brady Corp Class A	1,686,698
52,235	Briggs & Stratton Corp	1,106,337
34,347	Celadon Group Inc	280,615
37,056	Chart Industries Inc(a)	894,161
19,531	CIRCOR International Inc	1,113,072
28,714	Coherent Inc(a)	2,635,371
44,615	Comfort Systems USA Inc	1,453,111
39,686	CTS Corp	711,173
26,759	Cubic Corp	1,074,641
28,992	Drew Industries Inc	2,459,681
14,758	DXP Enterprises Inc(a)	220,337
37,429	Dycom Industries Inc(a)	3,359,627
30,713	Echo Global Logistics Inc(a)	688,585
34,434	Electro Scientific Industries Inc(a)	201,095
24,392	Encore Wire Corp	909,334
51,517	EnerSys	3,063,716
26,134	EnPro Industries Inc	1,160,088
30,825	ESCO Technologies Inc	1,231,151
30,982	Exponent Inc	1,809,659
36,103	Fabrinet (a)	1,340,143
20,643	FARO Technologies Inc(a)	698,353
72,015	Federal Signal Corp	927,553
36,161	Forward Air Corp	1,610,249
46,441	Franklin Electric Co Inc	1,534,875
59,117	General Cable Corp	751,377
34,826	Gibraltar Industries Inc(a)	1,099,457
30,760	Greenbrier Cos Inc(b)	896,039
43,955	Griffon Corp(b)	741,081
97,394	Harsco Corp	646,696
15,239	Haynes International Inc	488,867
89,063	Headwaters Inc(a)	1,597,790
71,387	Heartland Express Inc(b)	1,241,420
74,842	Hillenbrand Inc	2,248,254
36,747	Hornbeck Offshore Services Inc(a)(b)	306,470
40,862	Hub Group Inc Class A(a)	1,567,875
62,821	II-VI Inc(a)	1,178,522
45,061	Itron Inc(a)	1,942,129
34,755	John Bean Technologies Corp	2,127,701
31,884	Kaman Corp	1,355,708
103,357	KapStone Paper & Packaging Corp	1,344,675
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Industrial — (continued)
73,708	Knight Transportation Inc	$ 1,959,159
12,864	Lindsay Corp(b)	872,951
26,801	Littelfuse Inc	3,167,610
22,688	LSB Industries Inc(a)(b)	274,071
20,520	Lydall Inc(a)	791,251
28,551	Marten Transport Ltd	565,310
52,391	Matson Inc	1,691,705
43,374	Methode Electronics Inc	1,484,692
39,223	Moog Inc Class A(a)	2,114,904
67,937	Mueller Industries Inc	2,165,832
15,711	Multi-Color Corp	996,077
26,827	Myers Industries Inc	386,309
22,010	MYR Group Inc(a)	530,001
5,714	National Presto Industries Inc	539,116
9,931	Olympic Steel Inc	271,216
34,828	Orion Marine Group Inc(a)	184,937
21,233	OSI Systems Inc(a)	1,234,274
22,908	Park Electrochemical Corp	332,853
59,307	PGT Inc(a)	610,862
40,176	Plexus Corp(a)	1,735,603
10,161	Powell Industries Inc	399,734
28,013	Proto Labs Inc(a)	1,612,428
41,166	Quanex Building Products Corp	765,276
34,822	Roadrunner Transportation Systems Inc(a)	259,772
33,568	Rofin-Sinar Technologies Inc(a)	1,072,162
21,094	Rogers Corp(a)	1,288,843
30,271	Saia Inc(a)	761,013
88,318	Sanmina Corp(a)	2,367,806
49,376	Simpson Manufacturing Co Inc	1,973,559
50,333	SPX Corp	747,445
50,687	SPX Flow Inc(a)	1,321,410
15,074	Standex International Corp	1,245,565
22,554	Sturm Ruger & Co Inc(b)	1,443,682
62,799	TASER International Inc(a)(b)	1,562,439
21,322	Tennant Co	1,148,616
69,665	Tetra Tech Inc	2,141,851
57,671	Tidewater Inc(b)	254,329
46,627	TimkenSteel Corp(b)	448,552
45,122	TopBuild Corp(a)	1,633,416
30,520	Tredegar Corp	491,982
35,197	Trex Company Inc(a)	1,581,049
79,114	TTM Technologies Inc(a)	595,728
23,938	Universal Forest Products Inc	2,218,813
16,536	US Concrete Inc(a)(b)	1,007,208
25,612	US Ecology Inc	1,176,871
19,415	Vicor Corp(a)	195,509
33,736	Watts Water Technologies Inc Class A	1,965,459
		130,606,358
Technology — 9.66%
17,487	Agilysys Inc(a)	183,089
56,319	Blackbaud Inc	3,824,060
44,756	Bottomline Technologies (DE) Inc(a)	963,597
80,046	Brooks Automation Inc	898,116
Shares		Fair Value
Technology — (continued)
28,835	Cabot Microelectronics Corp	$ 1,220,874
29,094	CACI International Inc Class A(a)	2,630,389
24,048	CEVA Inc(a)	653,384
77,403	Ciber Inc(a)	116,104
74,784	Cirrus Logic Inc(a)	2,900,871
30,808	Cohu Inc	334,267
12,906	Computer Programs & Systems Inc(b)	515,208
48,360	Cray Inc(a)	1,446,931
39,342	CSG Systems International Inc	1,585,876
32,198	Digi International Inc(a)	345,485
45,920	Diodes Inc(a)	862,837
25,359	DSP Group Inc(a)	269,059
30,506	Ebix Inc(b)	1,461,237
55,789	Electronics For Imaging Inc(a)	2,401,159
21,304	Engility Holdings Inc(a)	449,940
37,248	Epiq Systems Inc	543,821
54,876	Exar Corp(a)	441,752
39,389	ExlService Holdings Inc(a)	2,064,377
43,615	Insight Enterprises Inc(a)	1,133,990
20,605	Interactive Intelligence Group Inc(a)	844,599
65,638	Kopin Corp(a)	145,716
84,252	Kulicke & Soffa Industries Inc(a)	1,025,347
58,213	LivePerson Inc(a)	369,070
56,295	Lumentum Holdings Inc(a)	1,362,339
29,654	ManTech International Corp Class A	1,121,514
68,419	Medidata Solutions Inc(a)	3,206,799
47,592	Mercury Systems Inc(a)	1,183,137
11,302	MicroStrategy Inc Class A(a)	1,978,076
63,242	MKS Instruments Inc	2,723,200
43,879	Monolithic Power Systems Inc	2,997,813
47,812	Monotype Imaging Holdings Inc	1,177,610
19,587	MTS Systems Corp(b)	858,694
29,800	Nanometrics Inc(a)	619,542
43,248	Omnicell Inc(a)	1,480,379
34,178	Power Integrations Inc	1,711,292
60,639	Progress Software Corp(a)	1,665,147
99,920	QLogic Corp(a)	1,472,821
51,570	Quality Systems Inc	614,199
29,301	Qualys Inc(a)	873,463
131,896	Rambus Inc(a)	1,593,304
99,711	Rovi Corp(a)	1,559,480
35,734	Rudolph Technologies Inc(a)	554,949
78,101	Semtech Corp(a)	1,863,490
43,814	Super Micro Computer Inc(a)	1,088,778
45,759	Sykes Enterprises Inc(a)	1,325,181
47,601	Synchronoss Technologies Inc(a)	1,516,568
101,676	Take-Two Interactive Software Inc(a)	3,855,554
42,945	Tangoe Inc(a)(b)	331,535
19,273	TeleTech Holdings Inc	522,876
55,530	Tessera Technologies Inc	1,701,439
31,049	Ultratech Inc(a)	713,196
48,418	Veeco Instruments Inc(a)(b)	801,802
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Technology — (continued)
32,410	Virtusa Corp(a)	$ 936,001
		73,041,333
Utilities — 4.18%
55,385	ALLETE Inc	3,579,533
43,453	American States Water Co	1,904,110
75,479	Avista Corp	3,381,459
57,017	California Water Service Group	1,991,604
48,087	El Paso Electric Co	2,273,072
32,641	Northwest Natural Gas Co	2,115,790
57,786	NorthWestern Corp	3,644,563
97,285	Piedmont Natural Gas Co Inc	5,848,774
94,903	South Jersey Industries Inc	3,000,833
54,770	Spire Inc	3,879,907
		31,619,645
TOTAL COMMON STOCK — 97.99% (Cost $639,926,704)		$ 740,846,149
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.92%
	Federal Home Loan Bank
$ 2,922,000	0.05%, 07/01/2016	2,922,000
4,000,000	0.16%, 07/19/2016	3,999,660
		6,921,660
Repurchase Agreements — 9.55%
17,147,296	Undivided interest of 15.59% in a repurchase agreement (principal amount/value $110,040,824 with a maturity value of $110,042,169) with Citigroup Global Markets Inc, 0.44%, dated 6/30/16 to be repurchased at $17,147,296 on 7/1/16 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.50% - 7.50%, 4/30/17 - 3/15/57, with a value of $112,241,646.(c)	17,147,296
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$17,147,296	Undivided interest of 15.82% in a repurchase agreement (principal amount/value $108,390,515 with a maturity value of $108,392,020) with Daiwa Capital Markets America Inc, 0.50%, dated 6/30/16 to be repurchased at $17,147,296 on 7/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/7/16 - 2/1/49, with a value of $110,558,327.(c)
		$ 17,147,296
17,147,297	Undivided interest of 20.54% in a repurchase agreement (principal amount/value $83,516,513 with a maturity value of $83,517,487) with Scotia Capital (USA) Inc, 0.42%, dated 6/30/16 to be repurchased at $17,147,297 on 7/1/16 collateralized by various U.S. Government Agency securities, 3.00% - 7.25%, 1/1/30 - 6/20/46, with a value of $85,187,837.(c)	17,147,297
17,147,296	Undivided interest of 37.84% in a repurchase agreement (principal amount/value $45,326,673 with a maturity value of $45,327,177) with HSBC Securities (USA) Inc, 0.40%, dated 6/30/16 to be repurchased at $17,147,296 on 7/1/16 collateralized by various U.S. Government Agency securities, 3.00% - 8.00%, 8/1/22 - 6/1/46, with a value of $46,233,342.(c)	17,147,296
2,270,661	Undivided interest of 4.82% in a repurchase agreement (principal amount/value $47,094,362 with a maturity value of $47,094,885) with Barclays Capital Inc, 0.40%, dated 6/30/16 to be repurchased at $2,270,661 on 7/1/16 collateralized by U.S. Treasury securities, 0.00% - 4.25%, 8/15/16 - 11/15/45, with a value of $48,036,252.(c)	2,270,661
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$1,338,467	Undivided interest of 6.33% in a repurchase agreement (principal amount/value $21,138,401 with a maturity value of $21,138,648) with RBC Capital Markets Corp, 0.42%, dated 6/30/16 to be repurchased at $1,338,467 on 7/1/16 collateralized by U.S. Treasury securities, 0.63% - 2.25%, 5/31/17 - 11/15/25, with a value of $21,561,169.(c)
$ 1,338,467
72,198,313
SHORT TERM INVESTMENTS — 10.47% (Cost $79,119,973)	$ 79,119,973
TOTAL INVESTMENTS — 108.46% (Cost $719,046,677)	$ 819,966,122
OTHER ASSETS & LIABILITIES, NET — (8.46)%	$ (63,927,577)
TOTAL NET ASSETS — 100.00%	$ 756,038,545
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2016.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 30, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
Russell 2000 Mini Long Futures	142	USD	16,293,080	September 2016	$(104,142)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
Great-West S&P Small Cap 600® Index Fund
ASSETS:
Investments in securities, fair value (including $70,476,565 of securities on loan)(a)	$747,767,809
Repurchase agreements, fair value(b)	72,198,313
Cash	391,228
Margin deposits	766,800
Subscriptions receivable	806,556
Receivable for investments sold	8,061,123
Variation margin on futures contracts	1,217,574
Dividends receivable	702,885
Total Assets	831,912,288
LIABILITIES:
Payable to investment adviser	154,408
Payable for administrative services fees	133,209
Payable upon return of securities loaned	72,198,313
Redemptions payable	1,513,333
Payable for investments purchased	1,871,026
Payable for distribution fees	3,454
Total Liabilities	75,873,743
NET ASSETS	$756,038,545
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,201,677
Paid-in capital in excess of par	615,686,755
Net unrealized appreciation	100,815,303
Undistributed net investment income	329,877
Accumulated net realized gain	32,004,933
NET ASSETS	$756,038,545
NET ASSETS BY CLASS
Initial Class	$448,992,158
Class L	$16,133,876
Institutional Class	$290,912,511
CAPITAL STOCK:
Authorized
Initial Class	90,000,000
Class L	5,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	38,267,904
Class L	1,098,933
Institutional Class	32,649,932
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$11.73
Class L	$14.68
Institutional Class	$8.91
(a) Cost of investments	$646,848,364
(b) Cost of repurchase agreements	$72,198,313
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
Great-West S&P Small Cap 600® Index Fund
INVESTMENT INCOME:
Interest	$6,618
Income from securities lending	481,794
Dividends	5,617,477
Foreign withholding tax	(584)
Total Income	6,105,305
EXPENSES:
Management fees	880,331
Administrative services fees – Initial Class	729,535
Administrative services fees – Class L	31,658
Distribution fees – Class L	22,591
Total Expenses	1,664,115
Less amount waived by distributor - Class L	27
Net Expenses	1,664,088
NET INVESTMENT INCOME	4,441,217
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	26,059,169
Net realized gain on futures contracts	564,964
Net Realized Gain	26,624,133
Net change in unrealized appreciation on investments	12,897,484
Net change in unrealized depreciation on futures contracts	(111,060)
Net Change in Unrealized Appreciation	12,786,424
Net Realized and Unrealized Gain	39,410,557
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,851,774
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West S&P Small Cap 600® Index Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$4,441,217	$8,012,173
Net realized gain	26,624,133	63,951,104
Net change in unrealized appreciation (depreciation)	12,786,424	(88,740,228)
Net Increase (Decrease) in Net Assets Resulting from Operations	43,851,774	(16,776,951)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(1,844,231)	(5,199,471)
Class L	(18,327)	(123,898)
Institutional Class	(2,248,782)	(4,478,591)
From net investment income	(4,111,340)	(9,801,960)
From net realized gains
Initial Class	-	(38,913,694)
Class L	-	(1,420,909)
Institutional Class	-	(28,109,334)
From net realized gains	0	(68,443,937)
Total Distributions	(4,111,340)	(78,245,897)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	87,399,415	243,385,810
Class L	4,920,263	28,506,104
Institutional Class	42,124,053	325,377,314
Shares issued in reinvestment of distributions
Initial Class	1,844,231	44,113,165
Class L	18,327	1,544,807
Institutional Class	2,248,782	32,587,925
Shares issued in connection with fund reorganization
Initial Class	11,039,906	N/A
Shares redeemed
Initial Class	(98,708,757)	(541,348,853)
Class L	(8,348,640)	(19,704,882)
Institutional Class	(27,063,527)	(58,488,537)
Net Increase in Net Assets Resulting from Capital Share Transactions	15,474,053	55,972,853
Total Increase (Decrease) in Net Assets	55,214,487	(39,049,995)
NET ASSETS:
Beginning of Period	700,824,058	739,874,053
End of Period(a)	$756,038,545	$700,824,058
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West S&P Small Cap 600® Index Fund	2016 (Unaudited)	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	7,902,462	19,127,623
Class L	367,909	1,850,245
Institutional Class	5,112,669	32,764,522
Shares issued in reinvestment of distributions
Initial Class	160,927	3,819,173
Class L	1,278	107,658
Institutional Class	258,481	3,696,707
Shares issued in connection with fund acquisition
Initial Class	1,008,786	N/A
Shares redeemed
Initial Class	(8,966,881)	(42,520,098)
Class L	(596,069)	(1,255,454)
Institutional Class	(3,147,298)	(6,035,149)
Net Increase	2,102,264	11,555,227
(a) Including undistributed net investment income:	$329,877	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (a)(b)
Initial Class
06/30/2016	$11.13	0.06 (c)	0.59	0.65	(0.05)	-	(0.05)	$11.73	5.84% (d)
12/31/2015	$12.65	0.12 (c)	(0.42)	(0.30)	(0.14)	(1.08)	(1.22)	$11.13	(2.54%)
12/31/2014	$12.93	0.11 (c)	0.56	0.67	(0.15)	(0.80)	(0.95)	$12.65	5.20%
12/31/2013	$ 9.66	0.10 (c)	3.81	3.91	(0.16)	(0.48)	(0.64)	$12.93	40.59%
12/31/2012	$ 8.73	0.13 (c)	1.24	1.37	(0.15)	(0.29)	(0.44)	$ 9.66	15.78%
12/31/2011	$ 9.14	0.10	(0.07)	0.03	(0.10)	(0.34)	(0.44)	$ 8.73	0.36%
Class L
06/30/2016	$13.90	0.06 (c)	0.74	0.80	(0.02)	-	(0.02)	$14.68	5.73% (d)
12/31/2015	$15.58	0.12 (c)	(0.54)	(0.42)	(0.13)	(1.13)	(1.26)	$13.90	(2.79%)
12/31/2014	$15.72	0.10 (c)	0.68	0.78	(0.12)	(0.80)	(0.92)	$15.58	4.93%
12/31/2013	$11.67	0.09 (c)	4.60	4.69	(0.16)	(0.48)	(0.64)	$15.72	40.25%
12/31/2012	$10.47	0.14 (c)	1.48	1.62	(0.13)	(0.29)	(0.42)	$11.67	15.49%
12/31/2011 (e)	$10.00	0.14	0.79	0.93	(0.14)	(0.32)	(0.46)	$10.47	9.31% (d)
Institutional Class
06/30/2016	$ 8.47	0.06 (c)	0.45	0.51	(0.07)	-	(0.07)	$ 8.91	6.04% (d)
12/31/2015 (f)	$10.00	0.09 (c)	(0.42)	(0.33)	(0.17)	(1.03)	(1.20)	$ 8.47	(3.57%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Initial Class
06/30/2016	$448,992	0.60% (h)	0.60% (h)	N/A	1.13% (h)	13% (d)
12/31/2015	$424,728	0.60%	0.60%	N/A	0.98%	25%
12/31/2014	$730,165	0.60%	0.60%	N/A	0.86%	20%
12/31/2013	$654,842	0.60%	0.60%	0.84%	0.84%	17%
12/31/2012	$440,737	0.60%	0.60%	1.37%	1.37%	13%
12/31/2011	$323,230	0.60%	0.60%	0.62%	0.62%	20%
Class L
06/30/2016	$ 16,134	0.85% (h)	0.85% (h)	N/A	0.88% (h)	13% (d)
12/31/2015	$ 18,429	0.85%	0.85%	N/A	0.78%	25%
12/31/2014	$ 9,709	0.85%	0.85%	N/A	0.66%	20%
12/31/2013	$ 4,251	0.85%	0.85%	0.62%	0.62%	17%
12/31/2012	$ 751	0.85%	0.84%	1.21%	1.22%	13%
12/31/2011 (e)	$ 185	0.88% (h)	0.84% (h)	0.73% (h)	0.77% (h)	20%
Institutional Class
06/30/2016	$290,913	0.25% (h)	0.25% (h)	N/A	1.48% (h)	13% (d)
12/31/2015 (f)	$257,667	0.25% (h)	0.25% (h)	N/A	1.37% (h)	25%
(a)	Total return shown net of expenses waived. Without the expense waiver, the return shown would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was August 12, 2011.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Semi-Annual Report - June 30, 2016

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 740,846,149	$ —	$ —	$ 740,846,149
Short Term Investments	—	79,119,973	—	79,119,973
Total Assets	$ 740,846,149	$ 79,119,973	$ 0	$ 819,966,122
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (104,142)	$ —	$ —	$ (104,142)
Total Liabilities	$ (104,142)	$ 0	$ 0	$ (104,142)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Semi-Annual Report - June 30, 2016

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2016 were as follows:
Federal tax cost of investments	$723,330,993
Gross unrealized appreciation on investments	179,880,423
Gross unrealized depreciation on investments	(83,245,294)
Net unrealized appreciation on investments	$96,635,129
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Semi-Annual Report - June 30, 2016

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 96 futures contracts for the reporting period.
Valuation of derivative investments as of June 30, 2016 is as follows:
Liability Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation	$(104,142) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2016 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$564,964	Net change in unrealized depreciation on futures contracts	$(111,060)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. Effective April 29, 2016, the Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. Prior to that date, the Adviser and Great-West Funds had a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

Semi-Annual Report - June 30, 2016

Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $194,106 for the period ended June 30, 2016.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $94,500,791 and $98,502,072, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2016, the Fund had securities on loan valued at $70,476,565 and received collateral as reported on the Statement of Assets and Liabilities of $72,198,313 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2016, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  FUND REORGANIZATION
On March 9, 2016, the Fund (Acquiring Fund) acquired all the net assets of the Great-West Small Cap Growth Fund (Target Fund) pursuant to an agreement and plan of reorganization approved by the Board of Directors. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes, and the Target Fund's shareholders will not recognize gains or losses for federal income tax purposes as a result of the reorganization.
Prior to the closing of the reorganization, the Target Fund distributed all of its net investment income and capital gains, if any. As with other Fund distributions, a distribution may be taxable to the Target Fund's shareholders for federal income tax purposes.
Investments
The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Target Fund as of the date of the reorganization were as follows:

Semi-Annual Report - June 30, 2016

Great-West Small Cap Growth Fund
Cost of investments	$10,526,926
Investments in securities, fair value	10,408,612
Net unrealized depreciation	(118,314)
Capital loss carryforwards available for potential utilization	(189,614)
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Share Transactions
The shares outstanding, net assets and NAV per share immediately prior to and after the reorganization were as follows:
	Shares Outstanding	Net Assets	NAV per Share
Target Fund - Prior to the Reorganization
Initial Class	2,329,183	$ 11,039,906	$ 4.74
Acquiring Fund - Prior to the Reorganization
Initial Class	37,306,034	408,404,663	10.95
Institutional Class	31,564,603	263,111,717	8.34
Class L	1,428,390	19,521,042	13.67
Acquiring Fund - After the Reorganization
Initial Class	38,314,483	419,444,569	10.95
Institutional Class	31,564,603	263,111,717	8.34
Class L	1,428,390	19,521,042	13.67
Pro Forma Results of Operations
The beginning of the Target Fund's fiscal year was January 1, 2016. Assuming the reorganization had been completed on January 1, 2016, the beginning of the Acquiring Fund's current fiscal year, the pro forma results of operations for the period ended June 30, 2016, are as follows:
Great-West S&P Small Cap 600 Index Fund
Net investment income	$ 4,431,209
Net realized and unrealized gain	38,351,155
Net increase in net assets resulting from operations	$42,782,364
Because the combined funds for the reorganization have been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund's Statement of Operations for the Acquiring Fund since the reorganization was consummated.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2016

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 15, 2016 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West S&P Small Cap 600 Index Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the sub-advisory agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the sub-adviser and for recommending the hiring, termination and replacement of the sub-adviser to the Board.
On March 16, 2016, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Agreement and with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 and GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreement and the information provided to it, the Board concluded that the Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreement are discussed below.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered, GWCM’s personnel, experience and resources. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Initial Class, through April 30, 2015) as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five- and ten- year periods ended December 31, 2015. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the index the Fund is designed to track and to a peer group of funds.
The Board noted that, although the Fund underperformed its index for the one-, three, five- and ten-year periods ended December 31, 2015 primarily due to the Fund’s expenses, the Fund was in the first quartile of its peer group for the same periods (the first quartile being the best performers and the fourth quartile being the worst performers). The Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the sub-adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was higher than the average and median contractual management fees of its peer group of funds and the Fund’s total annual operating expense ratio was in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses). The Board noted that the Fund’s total annual operating expense ratio was the same as the average of its peer group and peer universe and lower than the median of its peer group and peer universe.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fee was reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement continues to be reasonable and that the continuation of the Agreement is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 25, 2016